Segment Information (Financial Information of Segments) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Segment Reporting Information [Line Items]
Revenues	¥ 678,125	¥ 630,028	¥ 2,037,860	¥ 1,994,844
Segment profits	96,163	88,950	260,198	239,861
Segment assets	15,769,189		15,769,189		¥ 15,289,385
Operating Segment
Segment Reporting Information [Line Items]
Revenues	676,128	629,647	2,028,548	1,990,860
Segment profits	128,226	121,462	319,236	293,191
Segment assets	13,435,114		13,435,114		12,595,338
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues	111,547	110,220	331,794	321,647
Segment profits	18,921	21,249	59,187	58,166
Segment assets	1,505,679		1,505,679		1,514,070
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues	118,072	97,806	337,365	288,293
Segment profits	24,567	5,587	51,434	24,536
Segment assets	1,005,620		1,005,620		935,027
Operating Segment | PE Investment And Concession
Segment Reporting Information [Line Items]
Revenues	96,084	61,217	269,064	312,090
Segment profits	13,279	2,846	22,953	6,857
Segment assets	800,829		800,829		605,471
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Revenues	41,979	57,505	123,951	168,419
Segment profits	11,706	23,094	19,844	31,812
Segment assets	845,999		845,999		773,617
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues	109,289	94,215	397,875	360,085
Segment profits	16,408	11,778	53,446	26,563
Segment assets	2,205,723		2,205,723		2,050,412
Operating Segment | Banking and credit
Segment Reporting Information [Line Items]
Revenues	22,332	21,380	65,059	62,324
Segment profits	10,440	9,653	26,911	24,868
Segment assets	2,750,529		2,750,529		2,698,747
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues	15,580	13,873	44,809	42,369
Segment profits	5,703	6,358	16,118	17,007
Segment assets	866,074		866,074		742,890
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Revenues	45,382	55,329	133,471	135,261
Segment profits	11,500	11,436	27,832	33,032
Segment assets	1,451,242		1,451,242		1,462,067
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Revenues	60,360	67,817	164,419	157,653
Segment profits	7,453	19,474	20,815	35,893
Segment assets	444,895		444,895		417,941
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Revenues	55,503	50,285	160,741	142,719
Segment profits	8,249	¥ 9,987	20,696	¥ 34,457
Segment assets	¥ 1,558,524		¥ 1,558,524		¥ 1,395,096